Summary of significant accounting policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement benefit costs
Balance at beginning of year	$ 247,175	$ 260,478
Imputed Interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$ 224,222	$ 247,175